Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2020
Other Components Of Equity
Schedule of Other Components of Equity

	As at March 31 (in thousands)
	2020	2019	2018
Movement in hedging reserve:
Opening balance	$—	$—	$(375)
Reclassified to consolidated statements of income	—	—	375
Closing balance	$—	$—	$—

Movement in revaluation reserve:
Opening balance	$2,932	$1,835	$1,829
Net gain recognised on revaluation of property and equipment	—	1,019	—
Impact of translation difference	(156)	78	6
Closing balance	$2,776	$2,932	$1,835

Movement in available for sale fair value reserve:
Opening balance	$(18,449)	$6,238	$6,238
Impairment loss on available-for-sale financial assets	(1,860)	(24,687)	—
Closing balance	$(20,309)	$(18,449)	$6,238

Movement in Foreign currency translation reserves
Opening balance	$(64,179)	$(56,722)	$(55,810)
Adoption of IFRS 9 (net of tax)	—	(34)	—
Other comprehensive loss due to translation of foreign operations (*)	(3,948)	(7,423)	(912)
Closing balance	$(68,127)	$(64,179)	$(56,722)

Total other components of equity	$(85,660)	$(79,696)	$(48,649)

(*) includes movement in foreign currency translation reserves arising on account of deconsolidation $Nil (2019: Nil, 2018: $502) of financial asset.